UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08346

MORGAN STANLEY EASTERN EUROPE FUND, INC.
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)

RANDY TAKIAN 522 FIFTH AVENUE NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	12/31

Date of reporting period:	9/30/08

Item 1. Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments

Morgan Stanley Eastern Europe Fund, Inc.

	Shares	Value (000)
Common Stocks (96.3%) (Unless Otherwise Noted)
Austria (1.6%)
Commercial Banks
Raiffeisen International Bank Holding AG	18,165	$1,321

Croatia (0.6%)
Construction & Engineering
Dalekovod dd	3,600	507

Czech Republic (9.0%)
Commercial Banks
Komercni Banka A.S.	5,200	1,146

Electric Utilities
CEZ A.S.	77,400	4,729

Media
Central European Media Enterprises Ltd., Class A (a)	20,539	1,343
		7,218
Luxembourg (1.0%)
Food Products
Kernel Holding S.A. (a)	96,000	766

Poland (25.4%)
Commercial Banks
Bank Millennium S.A.	316,530	835
Bank Pekao S.A.	41,560	3,008
Bank Zachodni WBK S.A.	15,792	1,014
Getin Holding S.A. (a)	237,386	901
Powszechna Kasa Oszczednosci Bank Polski S.A.	198,761	3,651
		9,409
Construction & Engineering
Budimex S.A. (a)	23,758	709
PBG S.A. (a)	18,336	1,770
Polimex Mostostal S.A.	715,967	1,354
Trakcja Polska S.A. (a)	711,981	1,550
		5,383
Metals & Mining
Zaklad Przetworstwa Hutniczego Stalprodukt S.A.	9,224	2,287

Multiline Retail
Eurocash S.A.	439,104	1,882

Textiles, Apparel & Luxury Goods
LPP S.A. (a)	2,400	1,515
		20,476
Russia (58.7%)
Electric Utilities
OGK-4 OJSC (a)	36,663,337	1,540
RusHydro (a)	62,939,900	1,990
		3,530
Automobiles
SOLLERS	48,800	1,464

Commercial Banks
Bank St. Petersburg OJSC (a)	175,804	716
Vozrozhdenie Bank	16,337	463
		1,179
Energy Equipment & Services
TMK OAO (Registered) GDR	87,475	2,189

Food & Staples Retailing
Magnit OAO GDR (a)	272,008	2,489
X 5 Retail Group N.V. GDR (a)	120,513	2,636
		5,125
Hotels Restaurants & Leisure
Rosinter Restaurants Holdings OJSC (a)	39,502	1,394

Machinery
KamAZ JSC (a)	502,600	1,196
Siloviye Mashiny (a)	8,808,315	1,530
Tuimazy Concrete Delivery Truck Works OAO (a)	55,163	497
		3,223
Marine
Far Eastern Shipping Co. (a)	2,179,875	2,131

Metals & Mining
Mechel ADR	26,031	467
Novolipetsk Steel OJSC (Registered) GDR	35,572	666
		1,133
Oil, Gas & Consumable Fuels
Gazprom OAO ADR	235,048	7,554
LUKOIL ADR	118,306	7,122
NovaTek OAO GDR	54,399	2,508
OAO Gazprom ADR	22,500	723
Rosneft Oil Co. GDR	426,858	2,941
		20,848
Wireless Telecommunication Services
Mobile Telesystems OJSC ADR	24,018	1,345
Vimpel-Communications OJSC ADR	180,471	3,664
		5,009
		47,225
Total Common Stocks (Cost $105,656)		77,513

	No. of
	Warrants
Warrants (1.3%)
Russia (1.3%)
Consumer Finance
UBS AG, expires 6/29/09 (a) (Cost $2,508)	250	1,100

	Shares
Short-Term Investment (2.8%)
United States (2.8%)
Investment Company
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $2,229)(b)	2,229,430	2,229
Total Investments (100.4%) (Cost $110,393) +(c)		80,842
Liabilities in Excess of Other Assets (-0.4%)		(357)
Net Assets (100%)		$80,485

(a)	Non-income producing security.

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Morgan Stanley Eastern Europe Fund, Inc.

(b)

The Fund invests in the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to its pro- rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2008, advisory fees paid were reduced by approximately $4,000 relating to the Fund’s investment in the Liquidity Fund. For the same period, income distributions earned by the Fund are recorded as dividends from affiliates and totaled approximately $116,000. For the period ended September 30, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $65,498,000 and $105,797,000, respectively.

(c)

The approximate market value and percentage of total investments, $70,694,000 and 87.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments.

+

At September 30, 2008, the U.S. Federal income tax cost basis of investments was approximately $110,393,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $29,551,000 of which $1,330,000 related to appreciated securities and $30,881,000 related to depreciated securities.

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt

Notes to Portfolio of Investments (unaudited)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments* (000)
Level 1 - Quoted Prices	$11,096	$—
Level 2 - Other Significant Observable Inputs	69,746	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$80,842	$—

*Other financial instruments include futures, forwards and swap contracts.

At September 30, 2008 there were no Level 3 Portfolio investments for which significant unobservable inputs were used to determine fair value.

Security Valuation — Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Item 2. Controls and Procedures.

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Eastern Europe Fund, Inc.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	November 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	November 18, 2008

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 18, 2008